Goodwill and Intangible Assets - Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Cost	$ 592,012	$ 557,544
Accumulated amortization	(147,171)	(124,964)
Net carrying amount	444,841	432,580	453,117
Cost	408,249	373,728	371,246
Accumulated amortization	(147,171)	(124,964)	(101,977)
Net carrying amount	261,078	248,764	269,269
Trade Names [Member]
Intangible Assets [Line Items]
Weighted average amortization period
Cost	183,763	183,816
Net carrying amount	183,763	183,816
Contractual Rights and Customer Relationships [Member]
Intangible Assets [Line Items]
Weighted average amortization period	14 years 4 months 24 days	14 years 10 months 24 days	15 years
Cost	402,256	370,527	365,194
Accumulated amortization	(145,834)	(124,048)	(97,232)
Net carrying amount	256,422	246,479	267,962
Trade Names [Member]
Intangible Assets [Line Items]
Weighted average amortization period	7 years 4 months 24 days	9 years 1 month 6 days	8 years 10 months 24 days
Cost	5,939	3,147	1,798
Accumulated amortization	(1,299)	(883)	(516)
Net carrying amount	4,640	2,264	1,282
Non-Compete Agreements [Member]
Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years	5 years
Cost	54	54	54
Accumulated amortization	(38)	(33)	(29)
Net carrying amount	16	21	25
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Weighted average amortization period			2 years 10 months 24 days
Cost			4,200
Accumulated amortization			$ (4,200)